Leases (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 27, 2020
Leases (Textual)
Right of use asset	$ 731	$ 731
Right of use liability	$ 732	$ 732		$ 732
Leases, description		The right of use asset is composed of the sum of all lease payments, at present value, and is amortized straight line over the life of the expected lease term. For the expected term of the lease the Company used the initial terms ranging between 42 and 60 months.
Minimum [Member]
Leases (Textual)
Discount rate percentage	2.50%	2.50%
Maximum [Member]
Leases (Textual)
Discount rate percentage	6.80%	6.80%